EXHIBIT 99.2

John Deere Owner Trust 2010
Statement to Certificateholders

$224,000,000 Class A-1 0.34384% Asset Backed Notes due May 16, 2011
$147,000,000 Class A-2 0.72000% Asset Backed Notes due July 16, 2012
$267,000,000 Class A-3 1.32000% Asset Backed Notes due May 15, 2014
$70,189,000 Class A-4 2.13000% Asset Backed Notes due October 17, 2016
$39,240,380 Asset Backed Certificates

Payment Date:			15-Feb-11

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$40,377,902.41
		per $1,000 original principal amount:	$274.68

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$40,377,902.41

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$80,201.95
		per $1,000 original principal amount:	$0.55

		(iii) Class A-3 Notes:	$293,700.00
		per $1,000 original principal amount:	$1.10

		(iv) Class A-4 Notes:	$124,585.48
		per $1,000 original principal amount:	$1.78

		(v)	Total:	$498,487.43

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$469,888,193.16

	(b)	Note Value at end of related Collection Period:		$469,721,396.27

	(c)	Pool Face Amount at the end of related Collection Period:		$506,434,051.48

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$93,292,016.27
		(ii)	A-2 Note Pool Factor:	0.6346396

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance	$39,240,380.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:			$424,393.75
	per $1,000 original principal amount:			$0.57
	(a)	Amount of Servicing Fee earned:		$424,393.75
	(b)	Amount of Servicing Fee paid:		$424,393.75
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Aggregate Purchase Amounts for Collection Period:			$0.00

(10)	(i)	Amount in Reserve Account:		$14,948,588.00
	(ii)	Specified Reserve Account Balance:		$14,948,588.00

(11)	(i)	Face Amount of Receivables 60 days or more past due:		$8,095,712.07
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.72%

(12)	(i)	Aggregate amount of net losses for the collection period:	$49,903.20
	(ii)	Cumulative amount of net losses:	$937,321.67
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.12%